Combined Statements of Comprehensive Earnings (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Combined Statements of Comprehensive Earnings (Loss)
Net Income (Loss)	$ (28,913)	$ 63,699	$ (86,889)	$ 40,664	$ (34,172)	$ (13,006)
Other comprehensive earnings (loss), net of taxes:
Unrealized holding gains (losses) arising during the period	(190)	(2)	(190)	(2)	13,965	3,988
Share of other comprehensive earnings (loss) of affiliates	(108)		(108)		1,186	(393)
Other comprehensive earnings (loss), net of tax	(298)	(2)	(298)	(2)	15,151	3,595
Comprehensive earnings (loss)	$ (29,211)	$ 63,697	$ (87,187)	$ 40,662	$ (19,021)	$ (9,411)